Investment Risks	Apr. 30, 2026
VIPMidCapPortfolio-InvestorPRO | VIP Mid Cap Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPMidCapPortfolio-InvestorPRO | VIP Mid Cap Portfolio | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
VIPMidCapPortfolio-InvestorPRO | VIP Mid Cap Portfolio | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
VIPMidCapPortfolio-InvestorPRO | VIP Mid Cap Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPMidCapPortfolio-InvestorPRO | VIP Mid Cap Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
VIPMidCapPortfolio-InvestorPRO | VIP Mid Cap Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPMidCapPortfolio-InvestorPRO | VIP Mid Cap Portfolio | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO | VIP Growth Opportunities Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPGrowthIncomePortfolio-InitialServiceService2PRO | VIP Growth & Income Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPGrowthIncomePortfolio-InitialServiceService2PRO | VIP Growth & Income Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
VIPGrowthIncomePortfolio-InitialServiceService2PRO | VIP Growth & Income Portfolio | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
VIPGrowthIncomePortfolio-InitialServiceService2PRO | VIP Growth & Income Portfolio | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
VIPGrowthIncomePortfolio-InitialServiceService2PRO | VIP Growth & Income Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPGrowthIncomePortfolio-InitialServiceService2PRO | VIP Growth & Income Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
VIPGrowthIncomePortfolio-InitialServiceService2PRO | VIP Growth & Income Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPBalancedPortfolio-InvestorPRO | VIP Balanced Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPBalancedPortfolio-InvestorPRO | VIP Balanced Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
VIPBalancedPortfolio-InvestorPRO | VIP Balanced Portfolio | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
VIPBalancedPortfolio-InvestorPRO | VIP Balanced Portfolio | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
VIPBalancedPortfolio-InvestorPRO | VIP Balanced Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPBalancedPortfolio-InvestorPRO | VIP Balanced Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
VIPBalancedPortfolio-InvestorPRO | VIP Balanced Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPBalancedPortfolio-InvestorPRO | VIP Balanced Portfolio | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
VIPDynamicCapitalAppreciationPortfolio-InvestorPRO | VIP Dynamic Capital Appreciation Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPDynamicCapitalAppreciationPortfolio-InvestorPRO | VIP Dynamic Capital Appreciation Portfolio | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
VIPDynamicCapitalAppreciationPortfolio-InvestorPRO | VIP Dynamic Capital Appreciation Portfolio | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
VIPDynamicCapitalAppreciationPortfolio-InvestorPRO | VIP Dynamic Capital Appreciation Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPDynamicCapitalAppreciationPortfolio-InvestorPRO | VIP Dynamic Capital Appreciation Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
VIPDynamicCapitalAppreciationPortfolio-InvestorPRO | VIP Dynamic Capital Appreciation Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP Dynamic Capital Appreciation Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
VIPGrowthOpportunitiesPortfolio-InvestorPRO | VIP Growth Opportunities Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
VIPGrowthOpportunitiesPortfolio-InvestorPRO | VIP Growth Opportunities Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPGrowthOpportunitiesPortfolio-InvestorPRO | VIP Growth Opportunities Portfolio | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
VIPGrowthOpportunitiesPortfolio-InvestorPRO | VIP Growth Opportunities Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPGrowthOpportunitiesPortfolio-InvestorPRO | VIP Growth Opportunities Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
VIPGrowthOpportunitiesPortfolio-InvestorPRO | VIP Growth Opportunities Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPGrowthIncomePortfolio-InvestorPRO | VIP Growth & Income Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPGrowthIncomePortfolio-InvestorPRO | VIP Growth & Income Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
VIPGrowthIncomePortfolio-InvestorPRO | VIP Growth & Income Portfolio | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
VIPGrowthIncomePortfolio-InvestorPRO | VIP Growth & Income Portfolio | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
VIPGrowthIncomePortfolio-InvestorPRO | VIP Growth & Income Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPGrowthIncomePortfolio-InvestorPRO | VIP Growth & Income Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
VIPGrowthIncomePortfolio-InvestorPRO | VIP Growth & Income Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPValueStrategiesPortfolio-InvestorPRO | VIP Value Strategies Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPValueStrategiesPortfolio-InvestorPRO | VIP Value Strategies Portfolio | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
VIPValueStrategiesPortfolio-InvestorPRO | VIP Value Strategies Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPValueStrategiesPortfolio-InvestorPRO | VIP Value Strategies Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
VIPValueStrategiesPortfolio-InvestorPRO | VIP Value Strategies Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPValueStrategiesPortfolio-InitialServiceService2PRO | VIP Value Strategies Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPValueStrategiesPortfolio-InitialServiceService2PRO | VIP Value Strategies Portfolio | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
VIPValueStrategiesPortfolio-InitialServiceService2PRO | VIP Value Strategies Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPValueStrategiesPortfolio-InitialServiceService2PRO | VIP Value Strategies Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
VIPValueStrategiesPortfolio-InitialServiceService2PRO | VIP Value Strategies Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPMidCapPortfolio-InitialServiceService2PRO | VIP Mid Cap Portfolio | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
Document Type	485BPOS